Cover	Apr. 04, 2025
Document Information Line Items
Entity Registrant Name	CLASSOVER HOLDINGS, INC.
Entity Central Index Key	0002022308
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Apr. 04, 2025
Entity Ex Transition Period	false
Entity File Number	001-42588
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	99-2827182
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10123
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	345-9588
Class B Common Shares
Document Information Line Items
Security 12b Title	Class B Common Stock, par value $0.0001 per share
Trading Symbol	KIDZ
Security Exchange Name	NASDAQ
Redeemable Warrant
Document Information Line Items
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class B Common Stock, each at an exercise price of $11.50 per share
Trading Symbol	KIDZW
Security Exchange Name	NASDAQ